Accounts payable and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	March 31,	December 31,
	2026	2025

Accounts payable	$1,356	$1,440
Accrued liablities	696	732
VAT payable	204	96
	$2,256	$2,268